N-2 - $ / shares	12 Months Ended
	Aug. 31, 2026	Sep. 05, 2025
Cover [Abstract]
Entity Central Index Key	0002081119
Amendment Flag	false
Document Type	N-CSR
Entity Registrant Name	RoboStrategy, Inc.
General Description of Registrant [Abstract]
Investment Objectives and Practices [Text Block]

RoboStrategy, Inc. (the “Fund”) was organized as a Maryland corporation on May 23, 2025, and is registered under the Investment Company Act of 1940, as amended (the “1940 Act”), as a closed-end management investment company. The Fund is non-diversified for the purposes of the 1940 Act. The Fund is governed by its Board of Directors (the “Board”). The Investment adviser to the Fund is FP Strategies LLC (d/b/a RoboStrategy Advisors) (the “Adviser”).

The Fund’s authorized capital stock consists of 500,000,000 shares of common stock, par value $0.001 per share and no shares of preferred stock. All shares of the Fund’s common stock have equal rights as to earnings, assets, voting, and other distributions and, when they are issued, will be duly authorized, validly issued, fully paid and nonassessable. Distributions may be paid to the holders of the Fund’s common stock if, as and when authorized by the Board and declared by the Fund out of the funds legally available.

The Fund’s investment objective is to seek long-term capital appreciation, principally through capital gains on equity and equity-linked investments in robotics and physical artificial intelligence (“AI”) companies. The Fund focuses primarily on private, venture-capital-backed companies with significant growth potential, many of which are not yet publicly listed or widely accessible to individual investors. The Fund seeks to construct a high-conviction, thematically aligned portfolio of 20-40 positions. Under normal market conditions, the Fund will invest at least 80% of its net assets (including borrowings for investment purposes) in equity and equity-linked securities of robotics and physical AI technology companies principally based in the United States.

The Fund’s fiscal and tax reporting year end is August 31.

Risk Factors [Table Text Block]	Principal Risks

There is no assurance that the Fund will meet its investment objective. The value of your investment in the Fund, as well as the amount of return you receive on your investment in the Fund, may fluctuate significantly. You may lose all or part of your investment in the Fund or your investment may not perform as well as other similar investments.

Liquidity — Liquidity risk is the risk that securities may be difficult or impossible to sell at the time the Adviser would like or at the price it believes the security is currently worth. Liquidity risk may be increased for certain Fund investments, including those investments in funds with gating provisions or other limitations on investor withdrawals and restricted or illiquid securities. Some SPVs in which the Fund invests may impose restrictions on when an investor may withdraw its investment or limit the amounts an investor may withdraw. To the extent that the Adviser seeks to reduce or sell out of its investment at a time or in an amount that is prohibited, the Fund may not have the liquidity necessary to participate in other investment opportunities or may need to sell other investments that it may not have otherwise sold.

A substantial portion of the Fund’s investments are illiquid, as determined by using the Securities and Exchange Commission (“SEC”) standard applicable to registered investment companies (i.e., securities that cannot be disposed of by the Fund within seven calendar days in the ordinary course of business at approximately the amount at which the Fund has valued the securities). Illiquid and restricted securities may be difficult to dispose of at a fair price at the times when the Fund believes it is desirable to do so. The market price of illiquid and restricted securities generally is more volatile than that of more liquid securities, which may adversely affect the price that the Fund pays for or recovers upon the sale of such securities. Investment of the Fund’s assets in illiquid and restricted securities may also restrict the Fund’s ability to take advantage of market opportunities.

Litigation Risk — JBA Asset Management (“JBAAM”) filed suit in New York state court asserting the Fund breached its contractual obligation to pay JBAAM liquidated damages after failing to reach fundraising terms. The Fund asserts that the liquidated damages provision in the term sheet at issue is unenforceable as a matter of law.

Valuation Risk — is the risk that one or more of the securities in which the Fund invests are priced differently than the value realized upon such security’s sale. In times of market instability, valuation may be more difficult, in which case the Adviser’s judgment may play a greater role in the valuation process.

Concentration Risk — Many of the Fund’s investments will be in U.S. private companies operating in the fields of robotics and physical AI, and therefore will be particularly exposed to the risks attendant to investments in that sector. Investors generally have no assurance as to the degree of diversification of the Fund’s investments, either by geographic region, asset type or sector. Accordingly, a significant portion of the Fund’s investments may be made in relatively few geographic regions, asset types, security types or industry sectors. For example, as of August 31, 2026, approximately 100% of the investment portfolio is invested in private companies operating in the robotics and physical AI industries. Any such concentration of risk may increase losses suffered by the Fund, which could have a material adverse effect on the Fund’s overall financial condition. The highest concentrated industry in the fund is robotics, which makes up 99.4% of Net Assets.

NAV Per Share	$ 11.32	$ 5.29
Capital Stock, Long-Term Debt, and Other Securities [Abstract]
Outstanding Security, Authorized [Shares]	500,000,000
Outstanding Security, Held [Shares]	24,377,755
Liquidity [Member]
General Description of Registrant [Abstract]
Risk [Text Block]

Liquidity — Liquidity risk is the risk that securities may be difficult or impossible to sell at the time the Adviser would like or at the price it believes the security is currently worth. Liquidity risk may be increased for certain Fund investments, including those investments in funds with gating provisions or other limitations on investor withdrawals and restricted or illiquid securities. Some SPVs in which the Fund invests may impose restrictions on when an investor may withdraw its investment or limit the amounts an investor may withdraw. To the extent that the Adviser seeks to reduce or sell out of its investment at a time or in an amount that is prohibited, the Fund may not have the liquidity necessary to participate in other investment opportunities or may need to sell other investments that it may not have otherwise sold.

A substantial portion of the Fund’s investments are illiquid, as determined by using the Securities and Exchange Commission (“SEC”) standard applicable to registered investment companies (i.e., securities that cannot be disposed of by the Fund within seven calendar days in the ordinary course of business at approximately the amount at which the Fund has valued the securities). Illiquid and restricted securities may be difficult to dispose of at a fair price at the times when the Fund believes it is desirable to do so. The market price of illiquid and restricted securities generally is more volatile than that of more liquid securities, which may adversely affect the price that the Fund pays for or recovers upon the sale of such securities. Investment of the Fund’s assets in illiquid and restricted securities may also restrict the Fund’s ability to take advantage of market opportunities.

Litigation Risk [Member]
General Description of Registrant [Abstract]
Risk [Text Block]

Litigation Risk — JBA Asset Management (“JBAAM”) filed suit in New York state court asserting the Fund breached its contractual obligation to pay JBAAM liquidated damages after failing to reach fundraising terms. The Fund asserts that the liquidated damages provision in the term sheet at issue is unenforceable as a matter of law.

Valuation risk [Member]
General Description of Registrant [Abstract]
Risk [Text Block]

Valuation Risk — is the risk that one or more of the securities in which the Fund invests are priced differently than the value realized upon such security’s sale. In times of market instability, valuation may be more difficult, in which case the Adviser’s judgment may play a greater role in the valuation process.

Concentration Risk [Member]
General Description of Registrant [Abstract]
Risk [Text Block]

Concentration Risk — Many of the Fund’s investments will be in U.S. private companies operating in the fields of robotics and physical AI, and therefore will be particularly exposed to the risks attendant to investments in that sector. Investors generally have no assurance as to the degree of diversification of the Fund’s investments, either by geographic region, asset type or sector. Accordingly, a significant portion of the Fund’s investments may be made in relatively few geographic regions, asset types, security types or industry sectors. For example, as of August 31, 2026, approximately 100% of the investment portfolio is invested in private companies operating in the robotics and physical AI industries. Any such concentration of risk may increase losses suffered by the Fund, which could have a material adverse effect on the Fund’s overall financial condition. The highest concentrated industry in the fund is robotics, which makes up 99.4% of Net Assets.